SUPPLEMENT TO THE PROSPECTUS

W&R Funds, Inc. - Total Return Fund

The following information supplements and supersedes any contrary information contained in the Prospectus:

Effective October 2, 2000, the name of W&R Total Return Fund will be changed to W&R Core Equity Fund.

To be attached to the cover page of the Prospectus of:

     W&R Funds
     Equity, Growth and Income & Asset Allocation Funds dated June 30, 2000

This Supplement is dated September 13, 2000.

WRS3200A



















SUPPLEMENT TO THE PROSPECTUS

W&R Funds, Inc. - Total Return Fund

The following information supplements and supersedes any contrary information contained in the Prospectus:

Effective October 2, 2000, the name of W&R Total Return Fund will be changed to W&R Core Equity Fund.

To be attached to the cover page of the Prospectus of:

     W&R Funds
     Equity, Growth and Income & Asset Allocation Funds dated August 28, 2000

This Supplement is dated September 13, 2000.

WRS3210A
















SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION

W&R Funds, Inc.

The following information supplements and supersedes any contrary information contained in the Statement of Additional Information:

Effective October 2, 2000, the name of W&R Total Return Fund will be changed to W&R Core Equity Fund.

To be attached to the cover page of the Statement of Additional Information dated August 28, 2000, of W&R Funds, Inc.

This Supplement is dated September 13, 2000.